Shareholder Report, Holdings (Details) - C000238108	Oct. 31, 2025
Elevance Health8907219
Holdings [Line Items]
Percent of Total Investments	5.00%
Amrize Ltd8907195
Holdings [Line Items]
Percent of Total Investments	4.40%
Union Pacific8907258
Holdings [Line Items]
Percent of Total Investments	4.30%
Uber Technologies8907254
Holdings [Line Items]
Percent of Total Investments	4.20%
Medtronic8907234
Holdings [Line Items]
Percent of Total Investments	4.00%
Delta Air Lines8907216
Holdings [Line Items]
Percent of Total Investments	3.80%
Chevron8907204
Holdings [Line Items]
Percent of Total Investments	3.70%
Target8907248
Holdings [Line Items]
Percent of Total Investments	3.60%
Nintendo8907178
Holdings [Line Items]
Percent of Total Investments	3.60%
Texas Instruments8907251
Holdings [Line Items]
Percent of Total Investments	3.50%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	81.40%